Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of subsidiaries [line items]
Balance at January 1	$ 227,200	[1]	$ 223,188		$ 14,216
NCI arising on business combination	1,922		831		215,014
Loss for the period	(11,569)		(9,959)	[2]	(289)
Other comprehensive gain/(loss)	19,953		13,140		(5,753)
Balance at September 30	237,506		227,200	[1]	$ 223,188
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1	212,307
Balance at September 30	$ 216,770		$ 212,307
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.